SHARE CAPITAL (Details Narrative)																12 Months Ended
	Aug. 31, 2022 USD ($) $ / shares shares	May 09, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 11, 2022 USD ($) $ / shares shares	Jan. 28, 2022 USD ($) $ / shares shares	Dec. 29, 2021 USD ($) $ / shares shares	Nov. 29, 2021 shares	Jul. 14, 2021 USD ($) $ / shares shares	Jun. 25, 2021 USD ($) shares	May 11, 2021 USD ($) shares	Mar. 23, 2021 USD ($) $ / shares shares	Feb. 04, 2021 USD ($) shares	Feb. 04, 2021 CAD ($) $ / shares shares	Jan. 05, 2021 USD ($) shares	Jan. 05, 2021 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Aug. 12, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Shares issued during private placement, shares | shares							51,217
Issued price per share | (per share)					$ 0.2048													$ 0.10
Proceeds from share issuance																$ 477,611	$ 8,894,831
Number of common shares issued in debt conversion | shares					488,281				3,413,700	4,504,600
Debt conversion value					$ 100,000				$ 341,370	$ 135,138
Class of warrant shares exercised | shares																	11,721,250
Stock issued during period, value																$ 444,111
Proceeds from issuance of common stock			$ 244,111
SBetOne Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Debt conversion value										$ 824,041
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during private placement, shares | shares			2,592,592		244,139	173,609					1,200,000	8,000,000	8,000,000	2,400,000	2,400,000
Issued price per share | $ / shares	$ 0.092	$ 0.12	$ 0.135	$ 0.21	$ 0.2048	$ 0.288
Proceeds from share issuance	$ 9,999	$ 9,999	$ 350,000	$ 9,999	$ 33,500	$ 50,000					$ 1,200,000	$ 3,118,179	$ 4,000,000	$ 236,090	$ 300,000
Derivative liability valuation												$ 1,818,140		$ 1,559,108
Number of common shares issued in debt conversion | shares	108,684
Debt conversion value			$ 105,889		16,500
Stock issued during period, value					$ 50,000
Issued for services, shares | shares		83,325		47,614
Private Placement [Member] | One Share of Common Stock and One Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Issued price per share | (per share)					$ 0.1638						$ 1		$ 0.54		$ 0.40
Direct Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during private placement, shares | shares						1,956,521		4,687,500
Proceeds from share issuance						$ 450,000		$ 3,750,000
Direct Offering [Member] | One Share of Common Stock and One Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Issued price per share | $ / shares						$ 0.23		$ 0.80
Private Placement One [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during private placement, shares | shares					1,221,001
Stock issued during period, value					$ 200,000